Royalty, stream and other interests (Narrative) (Details) $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2020	Sep. 30, 2019 CAD ($) Ounce	Sep. 30, 2019 USD ($) Ounce	Mar. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($) Ounce	Dec. 31, 2019 USD ($) Ounce	Dec. 31, 2018 CAD ($) Ounce	Dec. 31, 2018 USD ($) Ounce	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other assets impaired
Royalty, Stream And Other Interests [Line Items]
Additional impairment charges on royalty and offtake interests							$ 9.7
Additional impairment charges on royalty and offtake interests, net of income taxes							$ 8.3
Falco [Member] | Home 5 [Member]
Royalty, Stream And Other Interests [Line Items]
Silver stream percentage							100.00%	100.00%
Outstanding notes receivable amount							$ 20.0
Investments in royalty, payment					$ 5.0
Payment of up-front cash deposit							$ 180.0
Ongoing payments equal to a percentage of silver spot price							20.00%	20.00%
Per ounce/carat price							a maximum of US$6 per ounce	a maximum of US$6 per ounce
Falco [Member] | Home 5 [Member] | Short Term Investment [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment					$ 10.0
Falco [Member] | Home 5 [Member] | Royalty, Stream And Other Interests [Member]
Royalty, Stream And Other Interests [Line Items]
Initial net smelter return					1.00%	1.00%
Investments in royalty, payment					$ 10.0
Barkerville [Member]
Royalty, Stream And Other Interests [Line Items]
Net smelter return					4.00%	4.00%
Barkerville [Member] | Cariboo Gold project [Member]
Royalty, Stream And Other Interests [Line Items]
Net smelter return, additional							1.75%	1.75%
Cash purchase price							$ 20.0
Barkerville [Member] | Cariboo Gold project [Member] | Increase [Member]
Royalty, Stream And Other Interests [Line Items]
Net smelter return							4.00%	4.00%
Victoria [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in associates, royalty streams and other interests							$ 148.0
Equity interests in associate							$ 50.0
Victoria [Member] | Dublin Gulch Property [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired							5.00%	5.00%
Investments in royalty streams and other interests.							$ 98.0
Investments in royalty, payment					$ 19.6		$ 78.4
Refined gold delivered in ounces | Ounce							97,500	97,500
Net smelter return, additional							3.00%	3.00%
Victoria [Member] | Dublin Gulch Property [Member] | Financing Transaction Payment Tranche One [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment							$ 49.0
Victoria [Member] | Dublin Gulch Property [Member] | Financing Transaction Payment Tranche Two [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment							49.0
Victoria [Member] | Dublin Gulch Property [Member] | Financing Transaction Payment Tranche Two Additional Payments [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment							$ 14.7
Stornoway Diamond Corporation [Member]
Royalty, Stream And Other Interests [Line Items]
Proportion of ownership interest					35.10%	35.10%
Diamond stream percentage					9.60%	9.60%
Proceeds from stream deliveries					$ 6.3
Working capital facility initial amount					20.0
Osisko's attributable portion of the working capital facility					7.0
Osisko's attributable portion of the working capital facility advanced					2.5
Stornoway Diamond Corporation [Member] | Renard diamond mine [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests recorded by the operator					83.2
Impairment of royalty, stream and other interests				$ 38.9
Impairment of royalty, stream and other interests, net of tax				28.6
Stornoway Diamond Corporation [Member] | Renard Diamond Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Proportion of ownership interest							9.60%	9.60%
Impairment of royalty, stream and other interests					47.2
Impairment of royalty, stream and other interests, net of tax					34.6
Additional impairment of royalty stream and other interests					7.0
Additional impairment of royalty stream and other interests net of tax					5.1
Estimated recoverable amount				$ 122.4	$ 70.2
Reasonable increase decrease in estimates, percentage					10.00%				10.00%
Additional up-front deposit							$ 21.4
Per ounce/carat price							US$40 per carat	US$40 per carat
Per ounce/carat price before amendment							US$50 per carat	US$50 per carat
Management estimated additional impairment charge					$ 3.0
Management estimated additional impairment charge net of income taxes					2.2
Stornoway Diamond Corporation [Member] | Renard Diamond Stream [Member] | Streamers [Member]
Royalty, Stream And Other Interests [Line Items]
Proportion of ownership interest							20.00%	20.00%
Additional up-front deposit							$ 45.0
Eleonore NSR royalty [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests					27.2		148.5
Impairment of royalty, stream and other interests, net of tax					20.0		109.1
Additional impairment of royalty stream and other interests							13.9
Estimated recoverable amount					$ 101.3		$ 138.6
Reasonable increase decrease in estimates, percentage							10.00%			10.00%
Reduction to gold mineral reserves and resources due to change in resource estimates							21.00%			21.00%
Long term annual gold production for royalty | Ounce					355,000	355,000	400,000	400,000
Long term gold price per ounce						$ 1,400		$ 1,300
Percentage of post tax real discount rate					4.10%	4.10%	5.10%	5.10%
Management estimated additional impairment charge							$ 7.8
Additional impairment charges on royalty and offtake interests					$ 10.1
Additional impairment charges on royalty and offtake interests, net of income taxes					$ 4.2
Management's estimate long term gold price per ounce						$ 1,260		$ 1,170
Management's estimate percentage of post tax real discount rate					5.10%	5.10%	6.10%	6.10%
Eleonore NSR royalty [Member] | Increase [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of post tax real discount rate					1.00%	1.00%
Eleonore NSR royalty [Member] | Decrease [Member] | Events after reporting period
Royalty, Stream And Other Interests [Line Items]
Gold and silver stream percentage decrease in reserves and resources	50.00%
Mantos Copper Sa Member | Mantos Blancos copper mine [Member]
Royalty, Stream And Other Interests [Line Items]
Silver stream percentage		100.00%	100.00%				100.00%	100.00%
Tail stream		40.00%	40.00%				30.00%	30.00%
Transfer price payment per ounces		8.00%	8.00%				25.00%	25.00%
Refined silver delivered | Ounce		19,300,000	19,300,000
Additional investments in royalty, stream and other interests					$ 33.4				$ 25,000,000
Silver stream buy back percentage							50.00%	50.00%
Lydian International Limited [Member] | Amulsar Stream And Offtake [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests		$ 13.1	$ 9,900,000		66.7	$ 51,300,000	$ 4.7	$ 3,600,000
Additional impairment of royalty stream and other interests							$ 2.6	$ 2,000,000
Estimated recoverable amount		$ 97.0	73,700,000		$ 29.0	22,300,000
Reasonable increase decrease in estimates, percentage							10.00%			10.00%
Long term gold price per ounce			1,350			1,400
Long term silver price per ounce			$ 17.75			$ 17.50
Percentage of post tax real discount rate		6.10%	6.10%		10.10%	10.10%	1.00%	1.00%
Management estimated additional impairment charge							$ 5.8	$ 4,500,000
Additional impairment charges on royalty and offtake interests, net of income taxes							2.1	1,600,000
Osisko Bermuda Limited [Member] | Pretium Resources Inc [Member] | Brucejack gold and silver mine [Member]
Royalty, Stream And Other Interests [Line Items]
Repurchase option amount								118,500,000
Proceeds from disposal of royalty, stream and other interests		$ 41.3	$ 31,200,000		$ 13.4	$ 10,100,000	$ 159.4	$ 118,500,000
Proportion of ownership interest							100.00%	100.00%
Gains on disposals of investment properties		7.6	5,800,000				$ 9.1	$ 6,800,000
Book value							150.3			$ 111,700,000
Total Impairment							159.0
Impairment loss recognised in profit or loss, investment property, net of tax							118.3
Impairment of royalty, stream and other interests							158.2
Impairment of royalty, stream and other interests, net of tax							117.5
Amount receivable write-off							$ 0.8
Total proceeds		$ 54.7	$ 41,300,000